Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Cash balances		$ 106,457	$ 1,879,950
Long term investments
Percentage of value added tax	6.00%
Deferred revenue
Research and development expenses		363,958	828,869	$ 744,422
Selling and marketing costs		$ 901,319	1,007,652	303,079
escription of difference between foreign currency translation		The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2023 and 2022, were translated at RMB 7.0827 to $1.00 and RMB 6.9646 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive income/ loss and cash flows for the years ended December 31, 2023, 2022 and 2021 were RMB 7.0467, RMB 6.7261, and RMB 6.4515 to $1.00, respectively.
Share based compensation				$ 1,024,361